01.31 Fidelity Series Equity-Income Fund Series PRO-04 | Fidelity® Series Equity-Income Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Equity-Income Fund}	01.31 Fidelity Series Equity-Income Fund Series PRO-04 Fidelity® Series Equity-Income Fund Fidelity Series Equity-Income Fund-Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.05%
Total annual operating expenses	0.05%	[2]
[1]	Adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

Sell All Shares
Expense Example {- Fidelity® Series Equity-Income Fund}	01.31 Fidelity Series Equity-Income Fund Series PRO-04 Fidelity® Series Equity-Income Fund Fidelity Series Equity-Income Fund-Series Class USD ($)
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64